Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2025	Mar. 31, 2024
Employee Benefit Plans [Abstract]
Discount rate	2.30%	1.60%
Rate of increase in compensation levels	0.50%	0.50%
Interest crediting rate	2.90%	2.80%